Registration No. 2-73969

File No. 811-3255

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 45	☒

PANORAMA SERIES FUND, INC.

_____________________________________________________________________

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

_____________________________________________________________________

(Address of Principal Executive Offices)     (Zip Code)

(303) 768-3200

_____________________________________________________________________

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street

New York, New York 10281-1008

_____________________________________________________________________

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of May, 2011.

PANORAMA SERIES FUND, INC.
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the Board of Directors	May 13, 2011
William L. Armstrong

William F. Glavin, Jr. *	President and Principal Executive Officer	May 13, 2011
William F. Glavin, Jr.

Brian W. Wixted*	Treasurer, Principal Financial & Accounting Officer	May 13, 2011
Brian W. Wixted

George C. Bowen*	Director	May 13, 2011
George C. Bowen

Edward L. Cameron*	Director	May 13, 2011
Edward L. Cameron

Jon S. Fossel*	Director	May 13, 2011
Jon S. Fossel

Sam Freedman*	Director	May 13, 2011
Sam Freedman

Richard F. Grabish*	Director	May 13, 2011
Richard F. Grabish

Beverly L. Hamilton*	Director	May 13, 2011
Beverly L. Hamilton

Robert J. Malone*	Director	May 13, 2011
Robert J. Malone

F. William Marshall, Jr.*	Director	May 13, 2011
F. William Marshall, Jr.

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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